Goodwill and Intangible Assets, Amortization Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expected amortization of intangible assets for the next five years
2012	$ 1.8
2013	1.7
2014	1.6
2015	1.6
2016	1.6
Thereafter	28.9
Total	37.2
Goodwill and Intangible Assets (Textuals)
Amortization expense related to definite-lived intangible assets recorded in Fabricated Products Segment	$ 2.2	$ 0.3	$ 0